Financial Statement Schedule I Condensed Financial Information of Parent Company Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 246,448	$ 35,242	¥ 234,144	¥ 306,929
Term deposits	160,471	22,947	125,108
Prepaid expenses and other current assets	101,135	14,462	82,513
Total current assets	550,680	78,746	508,911
TOTAL ASSETS	590,523	84,443	549,517
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	590,523	84,443	549,517
SHAREHOLDERS' EQUITY
Treasury stock	(42)	(6)	(34)
Additional paid-in capital	11,126,837	1,591,117	11,070,615
Accumulated other comprehensive income	77,527	11,085	86,410
Accumulated deficit	(10,918,090)	(1,561,266)	(10,763,674)
TOTAL SHAREHOLDERS' EQUITY	286,628	40,987	393,639	¥ 494,269	¥ 758,863
LIABILITIES
TOTAL LIABILITIES	303,895	43,456	155,878
Current liabilities
Accrued expenses and other current liabilities	123,280	17,628	104,422
Total current liabilities	294,211	42,071	151,617
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	256	37	241
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	140	20	81
Parent Company
Current assets
Cash and cash equivalents	26,380	3,772	133,380
Term deposits	97,903	14,000	61,885
Amounts due from subsidiaries	1,028,039	147,008	998,391
Prepaid expenses and other current assets	2,187	313	1,363
Total current assets	1,154,509	165,093	1,195,019
TOTAL ASSETS	1,154,509	165,093	1,195,019
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,154,509	165,093	1,195,019
SHAREHOLDERS' EQUITY
Treasury stock	(42)	(6)	(34)
Additional paid-in capital	11,126,837	1,591,117	11,070,615
Accumulated other comprehensive income	77,527	11,085	86,410
Accumulated deficit	(10,918,090)	(1,561,266)	(10,763,674)
TOTAL SHAREHOLDERS' EQUITY	286,628	40,987	393,639
LIABILITIES
TOTAL LIABILITIES	867,881	124,106	801,380
Current liabilities
Accrued expenses and other current liabilities	3,485	498	3,638
Total current liabilities	3,485	498	3,638
Non-current liabilities
Deficits of investments in subsidiaries, VIEs and VIEs' subsidiaries	864,396	123,608	797,742
Total non-current liabilities	864,396	123,608	797,742
Parent Company | Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	256	37	241
Parent Company | Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 140	$ 20	¥ 81